Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	$ 44,459
2025	38,362
2026	38,251
2027	37,463
2028	36,981
2029 and thereafter	149,435
Total	344,951
Operating lease liabilities, including current portion	270,738	$ 311,115
Discount based on incremental borrowing rate	$ 74,213